Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue:
Dialysis Care Revenue	$ 14,949,086,000	$ 13,801,298,000	$ 12,552,646,000
Less: Patient service bad debt provision	430,230,000	409,583,000	302,647,000
Net Dialysis Care	14,518,856,000	13,391,715,000	12,249,999,000
Dialysis Products Revenue	3,391,931,000	3,345,867,000	3,581,614,000
Net revenue	17,910,787,000	16,737,582,000	15,831,613,000
Costs of revenue:
Dialysis Care Cost of Revenue	10,661,488,000	9,861,253,000	9,131,005,000
Dialysis Products Cost of Revenue	1,469,657,000	1,545,166,000	1,704,762,000
Cost of revenues	12,131,145,000	11,406,419,000	10,835,767,000
Gross profit	5,779,642,000	5,331,163,000	4,995,846,000
Operating expenses:
Selling, general and administrative	3,044,663,000	2,895,581,000	2,644,037,000
Research and development	162,364,000	140,302,000	122,114,000
Income (Loss) From Equity Method Investments	(64,908,000)	(31,452,000)	(24,838,000)
Operating income	2,637,523,000	2,326,732,000	2,254,533,000
Other (income) expense:
Interest income	(46,644,000)	(116,575,000)	(84,240,000)
Interest expense	452,177,000	508,035,000	495,367,000
Income before income taxes	2,231,990,000	1,935,272,000	1,843,406,000
Income tax expense	683,139,000	622,123,000	583,598,000
Net Income	1,548,851,000	1,313,149,000	1,259,808,000
Less: Net income attributable to noncontrolling interests	305,584,000	283,704,000	214,542,000
Net Income attributable to the Company	$ 1,243,267,000	$ 1,029,445,000	$ 1,045,266,000
Basic income per Ordinary share	$ 4.07	$ 3.38	$ 3.46
fully diluted earnings per share	$ 4.06	$ 3.38	$ 3.45